Northern Lights Fund Trust

CMG Tactical Futures Strategy Fund

CMG Global Equity Fund

CMG Tactical Bond Fund

CMG Global Macro Strategy Fund

Incorporated herein by reference is the definitive version of the supplement for CMG Tactical Futures Strategy Fund, CMG Global Equity Fund, CMG Tactical Bond Fund, CMG Global Macro Strategy Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on October 15, 2015 (SEC Accession No. 0001580642-15-004685).